Fair Value Measurement - Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair values	$ 38,700	$ 25,700
Impairment charge of goodwill recognized	0	0	$ 0
Recurring
Fair Value Measurement
Fair value change gain for equity securities with readily determinable fair values	18,600	32,100
Non-recurring
Fair Value Measurement
Impairment charge of goodwill recognized		0	0	$ 0
Significant Other Observable Inputs (Level 2) | Non-recurring | Unsecured senior notes
Fair Value Measurement
Fair value debt amount	671,300	1,438,200
Significant Other Observable Inputs (Level 2) | Non-recurring | Convertible notes
Fair Value Measurement
Fair value debt amount	$ 362,800	356,000
Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	wb:MeasurementInputDiscountCurveOfMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair values	$ 38,700	25,700	$ 63,500
Carrying value of impaired investments	$ 10,000	$ 0
Investment, Type [Extensible Enumeration]	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember